Provisions - Disclosure of Changes in Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions for disputes
Other Provisions [Roll Forward]
Other provisions at beginning of period	€ 506	€ 177
Increases	200	383
Decreases	372	46
Currency translation	7	(8)
Other provisions at end of period	341	506
Provisions for charges
Other Provisions [Roll Forward]
Other provisions at beginning of period	253	150
Increases	7	104
Decreases	164	0
Currency translation	0	0
Other provisions at end of period	96	253
Total Current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	760	327
Increases	207	487
Decreases	535	46
Currency translation	7	(8)
Other provisions at end of period	€ 438	€ 760